                              Allmerica Financial
                                                                    Semi-Annual
                                                                      Report
-------------------------------------------------------------------
                           JUNE 30, 2002
                                                                     Allmerica
                                                                     Investment
                                                                       Trust

                                                                      . Money
                                                                        Market
                                                                        Fund




                                    [GRAPHIC]



[LOGO] Allmerica Logo
                                     2002

                               TABLE OF CONTENTS



                         A Letter from the Chairman   1
                         Money Market Fund.........   2

                         FINANCIALS................ F-1

For information on ordering additional copies of this report, see Client Notices on page F-12.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                          A LETTER FROM THE CHAIRMAN



[PHOTO]

    John F.
  O'Brien       Dear Client:

                Equity markets around the world continued their poor performance during the first half of 2002. U.S. investor sentiment turned decidedly negative as weak corporate earnings reports, overseas political unrest and recurring corporate accounting irregularities plagued Wall Street. The U.S. stock market, as measured by the S&P 500(R) Index, was fractionally higher after the first quarter, but was unable to follow through during the second quarter, ending the six-month period down 13.16%. The Nasdaq Composite Index, with its heavy concentration in technology stocks, performed even worse, ending June down 24.98% from the beginning of the year. Many foreign equity markets declined along with the U.S. market, with some European and emerging markets especially weak.

On the economic front, U.S. consumers were once again the stalwarts of the economy, spending strongly throughout the first half. Rumors of new terrorist attacks, additional employee layoffs and recurring corporate financial scandals were unable to blunt consumer demand. The Federal Reserve Board held the Federal Funds Rate steady at 1.75% during the period, providing an important stimulus to the U.S. economy as it continued to rebound from the short and shallow recession of 2001. Low financing rates seemed to be the key to strong real estate and automobile sales, but there were signs of a slowing in these sectors as the second quarter came to an end. The unemployment rate rose to 5.9% in June, up from 5.7% in March, and the four-week moving average of unemployment claims also remained at a high level. Industrial production rebounded from its sharp downturn during the first half of 2002, but an increase in business investment and an upturn in employment may be necessary for a sustained expansion of the current U.S. economic recovery.

Based on the belief that the Federal Reserve Board would begin to raise interest rates in the near future, short-term interest rates rose early in the first quarter. Later in this reporting period, however, when it appeared that the Federal Reserve Board would not raise rates any time soon, short-term interest rates fell back, ending the first half of 2002 slightly lower than where they had begun the year. Our Money Market Fund gained 0.93% for the period, outperforming its benchmark, the Money Fund Report Averages: 1st Tier Taxable, which returned 0.61%. For the six-month period, our Money Market Fund ranked in the top ten percent for net return among money market funds in the iMoneynet 1st Tier Taxable universe, according to iMoneynet, Inc.

We thank you for your business and urge you to remain focused on your long-term investment goals.

On behalf of the Board of Trustees,

/s/ John F. O'Brien
John F. O'Brien

Chairman of the Board

Allmerica Investment Trust

                               MONEY MARKET FUND

The Money Market Fund returned 0.93% for the first half of 2002, outperforming its benchmark, the Money Fund Report Averages: 1st Tier Taxable, which returned 0.61%.

Over the first half of the year, economic indicators began to show that the Federal Reserve Board's interest rate policy was contributing to better than expected data on the economic recovery. An increase in manufacturing and positive job creation numbers were especially encouraging. Housing and consumer confidence numbers also remained strong. Inflationary pressures began to mount as tensions in the Middle East resulted in higher oil prices and short-term rates increased. The short-term commercial paper market faced the issue of aggressive accounting practices, and short-term funding proved unreliable for some high profile companies in trouble. Some of these companies faced accusations of accounting and tax fraud. The Federal Reserve Board left the Federal Funds rate at 1.75% throughout the six month period, and inflation remained subdued in the face of the erosion of the equity market.

The Fund's outperformance relative to its benchmark was mostly a result of a defensive strategy focusing on floating-rate notes that adjust quickly to changes in the Federal Funds rate and Prime rate. These securities presented better rates compared to short-term commercial paper and time deposits, especially as short-term rates increased in anticipation of a potential Federal Reserve Board rate increase.

Looking ahead, the Investment Sub-Adviser is likely to continue focusing on shorter maturity securities and on floating-rate notes. These strategies may help the Fund provide consistent and secure returns over the long run.

                         Average Annual Total Returns

Period Ending June 30, 2002                    1 Year 5 Years 10 Years
Money Market Fund                              2.56%   5.02%   4.75%

Money Fund Report Averages: 1/st/ Tier Taxable 1.86%   4.40%   4.26%

Lipper Money Market Funds Average              2.04%   4.59%   4.42%

                  Average Yield as of June 30, 2002
Money Market Fund 7-Day Yield                                  1.62%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

                               Money Fund Report Averages:
           Money Market Fund       1st Tier Taxable
           -----------------   ---------------------------
6/30/1992      $10,000                   $10,000
6/30/1993       10,319                    10,278
6/30/1994       10,643                    10,568
6/30/1995       11,199                    11,090
6/30/1996       11,823                    11,658
6/30/1997       12,457                    12,229
6/30/1998       13,152                    12,849
6/30/1999       13,835                    13,441
6/30/2000       14,636                    14,135
6/30/2001       15,514                    14,892
6/30/2002       15,911                    15,169

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Money Fund Report Averages: 1st Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             60%
Commercial Paper                            25%
U.S. Government & Agency Obligations         6%
Certificates of Deposit                      3%
Asset-Backed Securities                      2%
Other                                        4%




--------------------------------------------------------------------------------

                                MONEY MARKET FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   VALUE
  PAR VALUE                                                       (NOTE 2)
------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%

             FEDERAL HOME LOAN BANK - 5.8%
$24,000,000  2.05%, 04/15/03 (a)                                $   24,000,000
  2,000,000  2.20%, 01/28/03                                         1,999,452
  7,500,000  2.33%, 01/24/03                                         7,500,000
  2,000,000  2.38%, 02/04/03                                         1,999,487
                                                                --------------
                                                                    35,498,939
                                                                --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS           35,498,939
                                                                --------------
             (Cost $35,498,939)

CORPORATE NOTES - 60.1%

             AUTOMOTIVE - 2.6%
 10,000,000  American Honda Finance (a)
             1.91%, 12/06/02                                        10,000,000
  6,000,000  BMW US Capital Corp. (a)
             2.02%, 02/10/03                                         6,001,782
                                                                --------------
                                                                    16,001,782
                                                                --------------

             BANKING - 18.2%
 17,210,000  Bank One Corp.
             6.40%, 08/01/02                                        17,255,571
 10,000,000  First Tennessee Bank (a)
             1.85%, 12/05/02                                        10,000,000
 10,000,000  First Tennessee Bank (a)
             1.86%, 04/02/03                                        10,000,000
  4,000,000  Firstar Corp.
             6.50%, 07/15/02                                         4,004,060
 10,000,000  Key Bank National Association (a)
             1.93%, 03/13/03                                        10,006,025
 11,900,000  Key Bank National Association
             6.05%, 04/24/03                                        12,220,185
 20,000,000  Marshall & Isley Bank (a)
             1.88%, 04/21/03                                        20,000,000
  5,000,000  Marshall & Isley Bank
             6.15%, 12/02/02                                         5,069,681
 10,000,000  U.S. Bancorp (a)
             2.02%, 08/06/02                                        10,000,000
 11,950,000  Wells Fargo Bank NA
             6.50%, 09/03/02                                        12,014,039
                                                                --------------
                                                                   110,569,561
                                                                --------------

             BANKING - FOREIGN BANKS & BRANCHES - 5.3%
 10,000,000  Bayerische Landesbank NY (a)
             2.13%, 06/17/03                                        10,000,000
 14,000,000  Bayerische Landesbank NY (a)
             2.23%, 05/01/03                                        14,000,000
  8,000,000  Credit Suisse First Boston, Inc. (a)
             1.89%, 11/13/02                                         8,000,000
                                                                --------------
                                                                    32,000,000
                                                                --------------

             COMMERCIAL SERVICES - 2.1%
 13,000,000  Household Finance Corp. (a)
             1.91%, 10/17/02                                        13,000,000
                                                                --------------

             FINANCIAL SERVICES - 8.2%
  5,000,000  CitiFinancial Credit Co.
             6.45%, 07/01/02                                         5,000,000
  5,000,000  Links Finance LLC
             2.18%, 11/15/02                                         4,996,606

             FINANCIAL SERVICES (continued)
$ 5,000,000  Links Finance LLC, MTN (a)
             1.87%, 01/21/03                                    $    5,000,000
 15,000,000  Money Market Trust LLC (a)
             1.89%, 06/03/03                                        15,000,000
 10,000,000  Sigma Finance, Inc. (a)
             1.86%, 06/05/03                                         9,999,048
 10,000,000  Sigma Finance, Inc. (a)
             1.90%, 10/07/02                                        10,000,000
                                                                --------------
                                                                    49,995,654
                                                                --------------

             HEAVY MACHINERY - 1.2%
  7,500,000  Caterpillar Financial Services Corp. (a)
             2.02%, 07/08/02                                         7,500,216
                                                                --------------

             INDUSTRIAL - DIVERSIFIED - 4.1%
 25,000,000  General Electric Capital Corp. (a)
             1.87%, 07/09/03                                        25,000,000
                                                                --------------

             RETAILERS - 0.9%
  5,000,000  Target Corp.
             6.40%, 02/15/03                                         5,123,620
                                                                --------------

             SECURITIES BROKER - 14.3%
 16,000,000  Bear Stearns Cos., Inc. (a)
             2.40%, 03/28/03                                        16,035,883
  2,000,000  Goldman Sachs Group LP
             6.60%, 07/15/02                                         2,002,186
  5,000,000  Goldman Sachs Group, Inc. (a)
             2.01%, 02/19/03                                         5,000,000
 10,000,000  Goldman Sachs Promissory Note
             1.95%, 09/16/02                                        10,000,000
  2,200,000  Lehman Brothers Holdings, Inc. (a)
             2.19%, 07/08/02                                         2,200,085
  2,500,000  Lehman Brothers Holdings, Inc. (a)
             2.33%, 07/08/02                                         2,500,111
  1,135,000  Merrill Lynch & Co., Inc.
             6.00%, 02/12/03                                         1,156,752
  5,000,000  Merrill Lynch & Co., Inc., MTN
             2.45%, 03/24/03                                         5,000,000
  2,090,000  Merrill Lynch & Co., Inc., MTN
             6.13%, 04/07/03                                         2,136,691
 10,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.90%, 11/16/02                                        10,000,000
 11,055,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                                        11,322,709
 10,000,000  Paine Webber Group, Inc. (a)
             2.54%, 07/15/02                                        10,002,460
 10,000,000  Salomon Smith Barney Holdings, Inc. (a)
             2.10%, 01/24/03                                        10,012,728
                                                                --------------
                                                                    87,369,605
                                                                --------------

             TELEPHONE SYSTEMS - 3.2%
 10,000,000  Ohio Bell Telephone Co.
             6.13%, 05/15/03                                        10,292,742
  5,000,000  SBC Communications, Inc. (a)
             1.86%, 03/14/03                                         5,000,729
  4,000,000  SBC Communications, Inc.
             4.30%, 06/05/03                                         4,056,246
                                                                --------------
                                                                    19,349,717
                                                                --------------
             TOTAL CORPORATE NOTES                                 365,910,155
                                                                --------------
             (Cost $365,910,155)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-1

                               MONEY MARKET FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED . JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
  PAR VALUE                                                        (NOTE 2)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.3%

$14,126,938  Nissan Auto Receivables Owner Trust,
             Series 2002-B, Class A1
             2.09%, 05/09/03                                    $   14,126,938
                                                                --------------
             TOTAL ASSET BACKED SECURITIES                          14,126,938
             (Cost $14,126,938)                                 --------------

COMMERCIAL PAPER (b) - 25.3%

             BANKING - 6.4%
  4,000,000  Banque ET Caisse Epargne
             2.57%, 12/20/02                                         3,950,886
 10,000,000  Credit Suisse First Boston, Inc.
             1.87%, 07/08/02                                         9,996,362
 10,000,000  HSBC USA, Inc.
             1.86%, 12/13/02                                         9,914,751
  5,000,000  HSBC USA, Inc.
             1.90%, 07/08/02                                         4,998,153
  5,000,000  HSBC USA, Inc.
             2.18%, 09/18/02                                         4,976,081
  5,000,000  Westdeutsche Landesbank
             2.37%, 01/16/03                                         4,934,495
                                                                --------------
                                                                    38,770,728
                                                                --------------
             FINANCIAL SERVICES - 13.7%
 10,000,000  Amstel Funding Corp.
             1.95%, 07/18/02                                         9,990,793
  6,952,000  Hatteras Funding Corp.
             1.83%, 10/08/02                                         6,917,014
 10,000,000  High Peak Funding LLC
             1.87%, 08/15/02                                         9,976,624
  5,000,000  Ivory Funding Corp.
             1.90%, 09/16/02                                         4,979,681
  3,940,000  Ivory Funding Corp.
             1.91%, 09/30/02                                         3,920,977
 28,000,000  Newbury Funding CBO I, Ltd.
             1.90%, 09/25/02                                        27,872,912
 10,000,000  Westways Funding I, Ltd.
             1.87%, 08/28/02                                         9,969,871
 10,000,000  Westways Funding V, Ltd.
             1.89%, 08/15/02                                         9,976,375
                                                                --------------
                                                                    83,604,247
                                                                --------------

             HEAVY MACHINERY - 0.3%
  2,026,000  The Stanley Works
             1.90%, 07/08/02                                         2,025,251
                                                                --------------

             PHARMACEUTICALS - 2.5%
  5,000,000  Wyeth Corp.
             1.88%, 09/23/02                                         4,978,066
 10,000,000  Wyeth Corp.
             1.92%, 08/19/02                                         9,973,866
                                                                --------------
                                                                    14,951,932
                                                                --------------

             SECURITIES BROKER - 0.8%
  5,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.88%, 11/25/02                                         5,000,000
                                                                --------------

             TELEPHONE SYSTEMS - 1.6%
$ 6,500,000  SBC Communications, Inc.
             1.82%, 09/09/02                                    $    6,476,998
  3,000,000  SBC Communications, Inc.
             1.83%, 08/12/02                                         2,993,596
                                                                --------------
                                                                     9,470,594
                                                                --------------
             TOTAL COMMERCIAL PAPER                                153,822,752
             (Cost $153,822,752)                                --------------


CERTIFICATES OF DEPOSIT - 3.1%

  5,000,000  Associated Bank Green Bay
             2.36%, 02/10/03                                         5,000,306
 14,000,000  State Street Bank & Trust
             1.97%, 12/02/02                                        14,001,167
                                                                --------------
             TOTAL CERTIFICATES OF DEPOSIT                          19,001,473
             (Cost $19,001,473)                                 --------------


MUNICIPAL OBLIGATIONS - 1.6%

 10,000,000  Harris County Texas
             1.83%, 09/17/02                                        10,000,000
                                                                --------------
             TOTAL MUNICIPAL OBLIGATIONS                            10,000,000
             (Cost $10,000,000)                                 --------------


SHARES
------

INVESTMENT COMPANIES - 1.4%

  2,617,489  Federated Investors Prime Obligations Fund              2,617,489
  5,584,715  Provident Temp Fund                                     5,584,715
     25,208  Scudder Institutional Money Market Fund                    25,208
                                                                --------------
             TOTAL INVESTMENT COMPANIES                              8,227,412
             (Cost $8,227,412)                                  --------------

TOTAL INVESTMENTS - 99.6%                                          606,587,669
(Cost $606,587,669)                                             --------------

NET OTHER ASSETS AND LIABILITIES - 0.4%                              2,649,466
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $  609,237,135
                                                                ==============

----------------------------------

(a) Variable rate security. The rate shown reflects rate in effect at period end.
(b)  Effective yield at time of purchase.
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $606,587,669.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-2

                           ALLMERICA INVESTMENT TRUST

   STATEMENT OF ASSETS AND LIABILITIES (IN 000'S) - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MONEY MARKET
                                                                       FUND
--------------------------------------------------------------------------------
ASSETS:
Total investments at value......................................  $    606,588
Cash............................................................            24
Interest receivable.............................................         2,973
                                                                  ------------
    Total Assets................................................       609,585
                                                                  ------------

LIABILITIES:
Payable to custodian............................................            37
Management fee payable..........................................           149
Distribution fee payable........................................            74
Accrued expenses and other payables.............................            88
                                                                  ------------
    Total Liabilities...........................................           348
                                                                  ------------

NET ASSETS......................................................  $    609,237
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital.................................................  $    609,213
Accumulated net realized gain on investments sold...............            24
                                                                  ------------
TOTAL NET ASSETS................................................  $    609,237
                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(UNLIMITED AUTHORIZATION, NO PAR VALUE) (IN 000'S)..............       609,215

NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding).................................  $      1.000
                                                                  ============

--------------------------------------------------------------------------------
                                                                             F-3

                           ALLMERICA INVESTMENT TRUST

  STATEMENT OF OPERATIONS (IN 000'S) . FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MONEY MARKET
                                                                      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest.....................................................   $      6,652
                                                                  ------------
EXPENSES
  Management fees..............................................            878
  Distribution fees............................................            148
  Custodian and Fund accounting fees...........................            101
  Legal fees...................................................              5
  Audit fees...................................................             12
  Trustees' fees and expenses..................................              9
  Reports to shareholders......................................             18
  Miscellaneous................................................              4
                                                                  ------------
    Total expenses.............................................          1,175
                                                                  ------------
NET INVESTMENT INCOME..........................................          5,477
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS...............................             34
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $      5,511
                                                                  ============


                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
F-4

                           ALLMERICA INVESTMENT TRUST

                 STATEMENTS OF CHANGES IN NET ASSETS (IN 000'S)
--------------------------------------------------------------------------------


                                                                                   MONEY MARKET
                                                                                       FUND
----------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 2002         YEAR ENDED
                                                                       (UNAUDITED)       DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD..................................  $        604,657    $         457,912
                                                                     ----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
    Net investment income..........................................             5,477               21,323
    Net realized gain on investments sold..........................                34                  189
                                                                     ----------------    -----------------
    Net increase in net assets resulting from operations...........             5,511               21,512
                                                                     ----------------    -----------------
Distributions to shareholders from net investment income...........            (5,477)             (21,323)
                                                                     ----------------    -----------------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares..............................           508,252            2,258,192
    Issued to shareholders in reinvestment of distributions........             5,477               21,323
    Cost of shares repurchased.....................................          (509,183)          (2,132,959)
                                                                     ----------------    -----------------
      Net increase from capital share transactions.................             4,546              146,556
                                                                     ----------------    -----------------
      Total increase in net assets.................................             4,580              146,745
                                                                     ----------------    -----------------

NET ASSETS AT END OF PERIOD........................................  $        609,237    $         604,657
                                                                     ================    =================

OTHER INFORMATION:
SHARE TRANSACTIONS:
    Sold...........................................................           508,252            2,258,192
    Issued to shareholders in reinvestment of distributions........             5,477               21,323
    Repurchased....................................................          (509,183)          (2,132,959)
                                                                     ----------------    -----------------
      Net increase in shares outstanding...........................             4,546              146,556
                                                                     ================    =================

--------------------------------------------------------------------------------
                                                                             F-5

                           ALLMERICA INVESTMENT TRUST

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                   Income from Investment Operations                Less Distributions
              ------------------------------------------------  ----------------------------------------
                 Net                                                        Distributions                 Net Increase
                Asset                Net Realized               Dividends     from Net                     (Decrease)
                Value       Net       Gain (Loss)   Total From   from Net     Realized                       in Net
 Year Ended   Beginning  Investment       on        Investment  Investment     Capital         Total         Asset
December 31,  of Period    Income     Investments   Operations    Income        Gains      Distributions     Value
------------  ---------  ----------  -------------  ----------  ----------  -------------  -------------  ------------
Money Market Fund

    2002(d)    $1.000      $0.009       $   --        $0.009     $(0.009)      $   --         $(0.009)       $   --
    2001        1.000       0.042           --         0.042      (0.042)          --          (0.042)           --
    2000        1.000       0.062           --         0.062      (0.062)          --          (0.062)           --
    1999        1.000       0.051           --         0.051      (0.051)          --          (0.051)           --
    1998        1.000       0.054           --         0.054      (0.054)          --          (0.054)           --
    1997        1.000       0.053           --         0.053      (0.053)          --          (0.053)           --

-----------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(a)  Including reimbursements and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c)  Excluding reimbursements and reductions.
(d)  For the six months ended June 30, 2002 (Unaudited).

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------
F-6

                           ALLMERICA INVESTMENT TRUST

                                     RATIOS/SUPPLEMENTAL DATA
           -----------------------------------------------------------------------------
                                     RATIOS TO AVERAGE NET ASSETS
NET ASSET            NET ASSETS  -------------------------------------
  VALUE                END OF       NET                                                   PORTFOLIO
 END OF     TOTAL      PERIOD    INVESTMENT     OPERATING EXPENSES       MANAGEMENT FEE   TURNOVER
 PERIOD     RETURN    (000'S)      INCOME      (A)      (B)      (C)     GROSS     NET      RATE
---------  --------  ----------  ----------  -------  -------  -------  -------  -------  ---------


 $1.000     0.93%**   $609,237      1.88%*    0.40%*   0.40%*   0.40%*   0.30%*   0.30%*     N/A
  1.000     4.28%      604,657      4.11%     0.36%    0.36%    0.36%    0.31%    0.31%      N/A
  1.000     6.40%      457,912      6.19%     0.31%    0.31%    0.31%    0.26%    0.26%      N/A
  1.000     5.19%      513,606      5.09%     0.29%    0.29%    0.29%    0.24%    0.24%      N/A
  1.000     5.51%      336,253      5.36%     0.32%    0.32%    0.32%    0.26%    0.26%      N/A
  1.000     5.47%      260,620      5.33%     0.35%    0.35%    0.35%    0.27%    0.27%      N/A

--------------------------------------------------------------------------------
                                                                             F-7

                           ALLMERICA INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Securities of the Portfolio are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolio from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date.

EXPENSES: Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

FORWARD COMMITMENTS: The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so.

      --------------------------------------------------------------------------
F-8

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.  INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

MANAGEMENT FEES: Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedule:

                                        PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                ------------------------------------------------------
                                   FIRST          NEXT          NEXT          OVER
PORTFOLIO                       $100,000,000  $400,000,000  $250,000,000  $750,000,000
--------------------------------------------------------------------------------------
Money Market Fund                     0.35%         0.30%         0.25%         0.20%

The Manager has entered into a Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc., a wholly-owned subsidiary of Allmerica Financial Corporation.

PLAN OF DISTRIBUTION AND SERVICE: On February 12, 2002, the Board of Trustees voted to approve a Plan of Distribution and Service ("12b-1 Plan") under Rule 12b-1 of the 1940 Act. The 12b-1 Plan permits the Portfolio to pay First Allmerica and Allmerica Financial Life Insurance and Annuity Company, a wholly-owned subsidiary of First Allmerica, for marketing and distribution expenses to support the sale and distribution of the Portfolio's shares and certain services to investment accounts. On March 27, 2002, shareholders of the Portfolio approved the 12b-1 Plan at a Special Meeting of the Shareholders; the 12b-1 Plan became effective May 1, 2002, with respect to the Portfolio.

The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets. The 12b-1 Plan has been implemented at an initial annual rate of 0.15% of the Portfolio's average daily net assets.

CUSTODIAN, FUND ACCOUNTING, AND ADMINISTRATIVE FEES: Investors Bank & Trust Company ("IBT") provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

--------------------------------------------------------------------------------
                                                                             F-9

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

4.  REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6.  FOREIGN SECURITIES

The Portfolio may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      --------------------------------------------------------------------------
F-10

                           ALLMERICA INVESTMENT TRUST

                               OTHER INFORMATION
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS: (UNAUDITED)

A special meeting of the Trust's shareholders was held on March 27, 2002 in which they approved five proposals; four of which affected the Money Market Fund.

PROPOSAL 1 To elect the following three nominees, each to serve until his or her successor is duly elected and qualified.

                                                                    SHARES          SHARES
                                                                      FOR          WITHHELD           TOTAL
                                                                 -------------   ------------    --------------
P. Kevin Condron:                  Number of Votes Cast:         4,025,731,180    128,814,645     4,154,545,825
                                   Percentage of Votes Cast:             96.90%          3.10%           100.00%
Jocelyn S. Davis:                  Number of Votes Cast:         4,021,773,176    132,772,649     4,154,545,825
                                   Percentage of Votes Cast:             96.80%          3.20%           100.00%
T. Britton Harris, IV:             Number of Votes Cast:         4,021,631,526    132,914,299     4,154,545,825
                                   Percentage of Votes Cast:             96.80%          3.20%           100.00%

PROPOSAL 2 To approve a Plan of Distribution and Service for each Portfolio of the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                                                              SHARES        SHARES          SHARES
                                                                FOR         AGAINST       ABSTAINING       TOTAL
                                                            -----------    ----------     -----------  -------------
Money Market Fund:            Number Of Votes Cast:         511,854,639    52,068,987     24,045,270     587,968,896
                              Percentage of Votes Cast:           87.05%         8.86%          4.09%         100.00%

PROPOSAL 4 To approve an amendment to the Trust's fundamental policy regarding participation by the Portfolios in joint trading accounts.

                                                             SHARES         SHARES           SHARES
                                                              FOR           AGAINST        ABSTAINING       TOTAL
                                                         -------------     ----------     -----------   -------------
Money Market Fund:              Number of Votes Cast:      514,825,156     46,415,840     26,727,900      587,968,896
                                Percentage of Votes Cast:        87.56%          7.89%          4.55%          100.00%

PROPOSAL 5 To ratify the selection of PricewaterhouseCoopers LLP as auditors of the Trust.

                                                               SHARES       SHARES           SHARES
                                                                FOR         AGAINST        ABSTAINING      TOTAL
                                                           -------------  ----------      -----------    -------------

PricewaterhouseCoopers LLP:     Number of Votes Cast:      3,948,884,343   94,621,931     111,039,551     4,154,545,825
                                Percentage of Votes Cast:          95.05%        2.28%           2.67%           100.00%

--------------------------------------------------------------------------
                                                                            F-11

                           ALLMERICA INVESTMENT TRUST

                       REGULATORY DISCLOSURES (UNAUDITED)
--------------------------------------------------------------------------------
The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------
This report includes financial statements for the Money Market Fund of Allmerica Investment Trust. It does not include financial statements for the separate accounts.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

      --------------------------------------------------------------------------
F-12

[LOGO] Allmerica Logo

                       THE ALLMERICA FINANCIAL COMPANIES
First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

11129NS (12/02)                                                   02-1011